Income Taxes (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	34.00%	34.00%
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Percent	5.50%	5.50%
Effective Income Tax Rate Reconciliation Blended Tax Rate	37.63%	37.63%
Deferred Tax Assets, Valuation Allowance	$ 11,112,000	$ 9,368,000
Valuation Allowance, Deferred Tax Asset, Change in Amount	1,744,000
Operating Loss Carryforwards	$ 23,320,000
Operating Loss Carryforwards Expiration Period		expiring through 2033